GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
GOODWILL

8.    GOODWILL

Components of goodwill as of December 31, 2012 and 2013 are as follows:

	2012	2013
Acquisition of Home Inns Beijing	137,072	137,072
Acquisition of Top Star hotel chain	191,368	191,368
Acquisition of Motel 168	1,806,846	1,806,846
Other acquisitions	119,345	119,345
Total goodwill	2,254,631	2,254,631

There is only one reporting unit in the Group. The goodwill arose from the acquisitions discussed in Note 6 have been allocated to this reporting unit. None of the goodwill acquired is expected to be deductible for income tax purposes.